Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,488,730.00
Total Fee Amount	481.79
Total Offset Amount	0.00
Net Fee	$ 481.79
Offering Table N/A
Offset Table N/A	N/A